Accounts and Other Receivables - Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Balance at beginning of period	$ 0.8	$ 1.0
Adjustment to provision	0.5	(0.1)
Write-offs, net of recoveries	(0.2)	(0.1)
Balance at end of period	$ 1.1	$ 0.8